RESEARCH AND DEVELOPMENT COSTS	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
RESEARCH AND DEVELOPMENT COSTS	RESEARCH AND DEVELOPMENT COSTS
    Research and development costs are as follows:

	For the years ended December 31,
	2021	2020	2019
	(€ thousand)
Research and development costs expensed during the year	573,632	526,831	559,582
Amortization of capitalized development costs	194,472	180,554	139,629
Total research and development costs	768,104	707,385	699,211
    Research and development costs expensed during the period primarily relate to Formula 1 activities and research and development activities to support the innovation of our product range and components, in particular, in relation to hybrid and electric technology. Amortization of capitalized development costs have increased in recent years as a result of our strategy to update and broaden our product range and significantly increase our efforts relating to hybrid and other advanced technologies.
Research and development costs for the year ended December 31, 2020 and, to a lesser extent, for the year December 31, 2021 are recognized net of technology-related government incentives.